DEFINED BENEFIT PENSION PLANS - Additional Information (Detail) $ in Thousands	12 Months Ended
	Jul. 31, 2022 USD ($)	Jul. 31, 2021 USD ($) pension_plan	Jul. 31, 2020 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Pre-tax curtailment gain | $		$ 0	$ 2,390
Minimum required contributions to the plans | $	$ 300
Cumulative gains and losses in excess of the greater of the pension benefit obligation		10.00%
Netherlands
Defined Benefit Plan Disclosure [Line Items]
Number of pension plans | pension_plan		2
Unfunded Defined Benefit Pension Plans | Japan
Defined Benefit Plan Disclosure [Line Items]
Number of pension plans | pension_plan		1